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RPrins@SKADDEN.COM

September 20, 2007

VIA EDGAR

Ms. Laura E. Hatch Division of Investment Management Securities and Exchange Commission 100 F Street NE Washington, D.C. 20549
RE:	The Gabelli Global Gold, Natural Resources & Income Trust – File Nos. 333-143009 and 811-21698

Dear Ms. Hatch:

The Gabelli Global Gold, Natural Resources & Income Trust (the “Fund”) has authorized us to make the following responses to the oral comments you provided on September 7, 2007 to its Registration Statement on Form N-2 (the “Registration Statement”).  Your comments are set forth below in bold and our response follows each respective comment.

1.  You requested that we inform you how the Fund will update its financial information.

Because the Fund intends to offer securities in discrete offerings from time to time and will use a supplemental prospectus in connection with each offering, the Fund intends to provide updated financial information in the Financial Highlights section of each respective prospectus supplement and intends to file each such prospectus supplement with the Securities and Exchange Commission (the “Commission”) pursuant to Rule 497 under the Securities Act of 1933, as amended.  Audited and unaudited financial statements filed with the Commission as part of the Fund’s Form N-CSR filing will be incorporated by reference into the Fund’s Statement of Additional Information.

Laura E. Hatch
September 20, 2007

2.  The prospectus currently states that “The Fund may invest in the securities of companies located anywhere in the world and under normal market conditions will invest at least 40% of its assets in securities of companies located in at least three countries in addition to the U.S.”  You requested that this language be revised to read “ . . . in at least three countries other than the U.S.”

The Fund has complied with this comment.

3.  You stated that the Fund previously informed you that the Fund has not had any investments in other investment companies that would require the Fund to include a line item in its fee table for expenses associated with such investments.  You requested that the Fund supplement its earlier response to include a statement that the Fund has no current intention to invest in other investment companies.

The Fund has authorized us to supplementally inform you that it has no current intention to invest in other investment companies, although it reserves the right to do so.

4.  You asked why the Fund included “Preferred Share Offering Expenses (as a percentage of net assets attributable to common shares)” under the “Shareholder Transaction Expenses” heading in its fee table.

The Fund included this line item under the Shareholder Transaction Expenses heading because the 0.07% of expenses (as a percentage of net assets attributable to common shares) disclosed in this line are distinct, one time expenses associated with the offering of the Preferred Shares and are not ongoing, annual expenses.  The Fund has left this line item in the same location but revised the disclosure in this section of its fee table to clarify that these expenses are paid by the Fund, and not purchasers of Preferred Shares.

5.  You asked the Fund to clarify the meaning of the parenthetical in footnote 5 to the fee table that states “(excluding other ongoing expenses associated with maintaining such preferred shares and any hedging costs)”.

The Fund has complied with this comment.

Laura E. Hatch
September 20, 2007

6.  In the section entitled “Repurchase of Common Shares,” you requested that the disclosure more clearly state that, although the Board has authorized repurchases of shares, they are not required.

The Fund has complied with this comment.

*           *           *

The Fund hereby acknowledges:

•           should the Securities and Exchange Commission (the "Commission") or the staff of the Commission (the "Staff"), acting pursuant to delegated authority, declare the filing effective, it does not foreclose the Commission from taking any action with respect to the filing;

•           the action of the Commission or the Staff, acting pursuant to delegated authority, in declaring the filing effective, does not relieve the Fund from its full responsibility for the adequacy and accuracy of the disclosure in the filing; and

•           the Fund may not assert this action as defense in any proceeding initiated by the Commission or any person under the federal securities laws of the United States.

The Fund believes that these responses adequately address your comments.  The Fund respectfully requests that the Registration Statement be declared effective as of 10:00 a.m. on September 24, 2007, or as soon thereafter as practicable.  If you have any further comments or questions, please do not hesitate to contact Richard Prins at (212) 735-2790.

Very truly yours,

/s/ Richard Prins
Richard Prins